Revenues (Details) - Schedule of company’s revenues based on the nature and characteristics - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total	$ 967,925	$ 1,329,525
Sales of products [Member]
Disaggregation of Revenue [Line Items]
Sales of products	616,670	1,085,539
Proof of concept and non-recurring engineering contracts [Member]
Disaggregation of Revenue [Line Items]
Proof of concept and non-recurring engineering contracts	$ 351,255	$ 243,986